Subsequent Events (Details) - USD ($)			12 Months Ended
	Jun. 01, 2021	Mar. 31, 2021	Dec. 31, 2020	Apr. 28, 2022	Dec. 31, 2019
Subsequent Events (Details) [Line Items]
Principal amount			$ 4,642,303		$ 4,775,555
Subsequent events, description			In the annual shareholders’ meeting held in September 2021, the shareholders approved (i) a capital raise at a per share purchase price of $0.07 for the Company’s Ordinary Shares, NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.215 in effect as of December 31, 2020) par value and (ii) an adjustment to the conversion price of the Company’s outstanding convertible loans (collectively, the “CLA”) from $0.17 to $0.07 per Ordinary Share, subject to the holders’ agreement to cancel the outstanding related warrants that were issued in connection with the CLA.
Aggregate gross proceeds			$ 2,850,000
Private placement			$ 150,000
Additional ordinary shares (in Shares)			40,068,888
Aggregate ordinary shares (in Shares)			5,428,572
Principal amount			$ 4,010,429
Accrued interest (in Shares)			57,291,838
Investment			$ 3,000,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Principal amount		$ 415,000
Convertible loans		230,000
Purchase price		$ 1,625,000
Conversion price (in Dollars per share)	$ 0.17	$ 0.17
Stock option granted (in Shares)	2,003,436
Stock option vested	3 years
Exercise price (in Dollars per share)				$ 0.07
Israeli [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Interest rate		4.00%